FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Carrying Value	$ 4,452	$ 4,148
Fair Value	4,452	4,148
Disclosure of financial liabilities [line items]
Carrying Value	17,679	17,119
Fair Value	17,420	16,927
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	722	837
Fair Value	722	837
Non Recourse Borrowings
Disclosure of financial liabilities [line items]
Carrying Value	12,178	12,028
Fair Value	11,919	11,836
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Carrying Value	4,644	4,153
Fair Value	4,644	4,153
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	33	75
Fair Value	33	75
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Carrying Value	102	26
Fair Value	102	26
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying Value	674	539
Fair Value	674	539
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Carrying Value	2,268	2,218
Fair Value	2,268	2,218
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Carrying Value	232	103
Fair Value	232	103
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Carrying Value	1,278	1,288
Fair Value	$ 1,278	$ 1,288